Cover Page	May 02, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 02, 2024
Entity Registrant Name	ASPEN TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41400
Entity Tax Identification Number	87-3100817
Entity Address, Address Line One	20 Crosby Drive,
Entity Address, City or Town	Bedford,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	221-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	AZPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001897982
Amendment Flag	true
Amendment Description	On May 7, 2024, Aspen Technology, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Form 8-K”) regarding the appointment of David Baker to the position of Senior Vice President, Chief Financial Officer of the Company, effective June 3, 2024. Mr. Baker previously was employed by Emerson Electric Co. (“Emerson”) for over 27 years. Emerson owned approximately 56% of the Company’s outstanding common stock as of March 31, 2024.The Form 8-K disclosed that, as permitted under Emerson’s 2015 Incentive Shares Plan (the “Emerson Plan”), Mr. Baker would remain eligible to receive a payout of any earned equity awards under the Emerson Plan. The Company, Emerson and Mr. Baker subsequently agreed to cancel Mr. Baker’s then-outstanding awards under the Emerson Plan and to grant Mr. Baker certain new Company equity awards in consideration for their cancellation. The Company is filing this amended report to disclose such changes to Mr. Baker’s equity awards.